Commitments and contingencies (Details Textual) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2007
Amount Of Tax Due Without Interest Or Penalties		$ 2,134,636	$ 2,134,636
Income Tax Examination, Penalties and Interest Expense		399,000	599,000
Loss Contingency, Damages Paid, Value	100,000			1,000,000
Loss Contingency Default Interest Rate	18.00%
Income Taxes Paid			1,958,000
Taxes Payable			176,636
Litigation Settlement, Gross			400,000	66,000
Stock Issued During Period Shares For Litigation Settlement				55,554
Debt Instrument, Convertible, Conversion Price				$ 0.5	$ 0.50
Debt Instrument Convertible Conversion Price 1 Amended				$ 0.24
Warrants Exercise Price			$ 0.5	$ 0.5
Litigation Settlement, Expense				600,000
Payments for Legal Settlements			16,667
Warrant Expiration Period				five-year
Warrants Exercise Price Amended			$ 0.3	$ 0.24
State and Local Jurisdiction [Member]
Income Tax Examination, Penalties and Interest Expense			599,000
Chief Financial Officer [Member]
Loss Contingency, Damages Paid, Value		2,200,000
Former Executive Vice President and Chief Technology Officer [Member]
Loss Contingency, Damages Paid, Value		2,200,000
Minimum [Member]
Legal Fees	$ 25,000